N-6	Aug. 30, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Ameritas Life Insurance Corp. Separate Account LLVL
Entity Central Index Key	0000933094
Entity Investment Company Type	N-6
Document Period End Date	Aug. 30, 2024
Amendment Flag	false
Putnam V T International Value Fund Class I A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Value Fund, Class IA [5]	[1]
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC /
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.08%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	4.14%

[1]	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.